DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES

1. DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES

Organization and principal activities

Niu Technologies (“the Company”), through its wholly-owned subsidiaries, consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively referred to as “the Group”), is principally engaged in designing, manufacturing and selling of smart electric scooters and its accessories under the brand name of “NIU”. The Group’s principal operations and geographic markets are mainly in the People’s Republic of China (“PRC”).

The accompanying consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, consolidated VIE and VIE’s subsidiaries.

The VIE arrangements

The Group operates its online business in the PRC through Beijing Niudian Technologies Co., Ltd. ("Beijing Niudian", or the "VIE"), a limited liability company established under the laws of the PRC on September 18, 2014. Beijing Niudian holds the necessary PRC operating licenses for the online business. The equity interests of Beijing Niudian are legally held by individuals who act as nominee equity holders of the VIE on behalf of Beijing Niudian Information Technology Co., Ltd. ("Niudian Information"), the Company’s wholly owned subsidiary. A series of contractual agreements, including Powers of Attorney, Exclusive Business Cooperation Agreement, Equity Pledge Agreement, Exclusive Option Agreement and Spousal Consent Letters (collectively, the "VIE Agreements"), were entered among the Company, Niudian Information, Beijing Niudian and its nominee equity holders on May 27, 2015 and were subsequently amended to include registration of the Equity Pledge Agreement with the relevant registration authority on June 11, 2018, amended when an equity holder transferred certain equity interests to another equity holder on July 20, 2018 .

The contractual agreements were further amended when two equity holders transferred certain equity interests to another equity holder on March 10, 2020.

Pursuant to the VIE Agreements, the Company is able to exercise effective control over, bears the risks of, enjoys substantially all of the economic benefits of the VIE, and has an exclusive option to purchase all or part of the equity interests in the VIE when and to the extent permitted by PRC law at the lowest price possible. The Company’s management concluded that Beijing Niudian is a VIE and the Company is its primary beneficiary. As such, the consolidated financial statements of the VIE are included in the consolidated financial statements of the Company.

The principal terms of the VIE Agreements are further described below.

1)    Powers of Attorney

The Company and each of the equity holders of Beijing Niudian entered into Powers of Attorney. Pursuant to the Powers of Attorney, the equity holders of Beijing Niudian irrevocably appointed the Company as their attorney-in-fact to exercise all equity holder rights, including, but not limited to, convening and attending in the equity holders’ meeting, appointing or removing directors, executive officers and senior management, disposing of all or part of the equity holder’s interests in Beijing Niudian, casting equity holder’s vote on matters requiring equity holders’ approval and doing all other acts in the capacity of equity holder as permitted by Beijing Niudian’s Memorandum and Articles of Association. In addition, the Company has a right to assign its rights and benefits under the Powers of Attorney to any other parties without an advance notice to the equity holders of Beijing Niudian. The Powers of Attorney shall continue in force and be irrevocable as long as the equity holders of Beijing Niudian remain as the equity holders of Beijing Niudian.

2)    Exclusive Business Cooperation Agreement

Niudian Information and Beijing Niudian entered into an Exclusive Business Cooperation Agreement, whereby Niudian Information is appointed as the exclusive service provider for the provision of business support, technology and consulting services to Beijing Niudian. Unless a written consent is given by Niudian Information, Beijing Niudian is not allowed to engage a third party to provide such services, while Niudian Information is able to designate another party to render such services to Beijing Niudian. Beijing Niudian shall pay Niudian Information on a monthly basis a service fee, which shall equal to 100% of the monthly net profits of Beijing Niudian, and Niudian Information has the sole discretion to adjust the basis of calculation of the service fee amount according to service provided to Beijing Niudian. Niudian Information owns the exclusive intellectual property rights, whether created by Niudian Information or Beijing Niudian, as a result of the performance of the Exclusive Business Cooperation Agreement unless terminated in writing by Niudian Information. The Exclusive Business Cooperation Agreement will be in effect until September 17, 2044 which represents the end of operation term of Beijing Niudian.

3)    Equity Pledge Agreement

An Equity Pledge Agreement was entered into by and among Niudian Information, Beijing Niudian and equity holders of Beijing Niudian. To guarantee payment from Beijing Niudian, including but not limited to the service fee pursuant to the Exclusive Business Cooperation Agreement, and the performance of Beijing Niudian and the nominee equity holders’ obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Powers of Attorney, the equity holders of Beijing Niudian pledged their respective equity in Niudian Information under the Equity Pledge Agreement to Niudian Information as collateral. In the event Beijing Niudian fails to pay Niudian Information its service fee, Niudian Information will have the right to sell the pledged equity and apply the proceeds received to pay any outstanding service fees due by Beijing Niudian to Niudian Information. The equity holders of Beijing Niudian agree that, during the term of the Equity Pledge Agreement, they will not dispose of the pledged equity or create or allow any encumbrance on the pledged equity, and they also agree that Niudian Information’s rights relating to the equity pledges shall not be prejudiced by any legal actions of the equity holders of Beijing Niudian, their successors or their designees. The equity pledges have been registered with the relevant registration authority and became effective and enforceable since registration. The Equity Pledge Agreement may only be terminated upon the fulfillment of all contractual obligations under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Powers of Attorney. During the term of the Equity Pledge Agreement, Niudian Information is entitled to receive dividends attributable to the pledged Beijing Niudian equity.

4)    Exclusive Option Agreement

Each of the equity holders of Beijing Niudian entered into an Exclusive Option Agreement with the Company, Niudian Information, and Beijing Niudian, pursuant to which the equity holders of Beijing Niudian granted the Company, and Niudian Information or other person upon the designation by the Company, an irrevocable and exclusive option to purchase, at its discretion and to the extent permitted under the PRC law, all or part of the equity holders’ interests in Beijing Niudian at RMB100 or the lowest price that the PRC law permits at the time unless a valuation of the equity is required by the PRC law. The equity holders of Beijing Niudian commit that without the prior written consent of the Company, the equity holders of Beijing Niudian will not, among other things, (i) create any pledge or encumbrance on their equity interests in Beijing Niudian, (ii) transfer or otherwise dispose of their equity interests in Beijing Niudian, (iii) change Beijing Niudian’s registered capital, (iv) amend Beijing Niudian’s articles of association, (v) dispose of Beijing Niudian’s material assets or enter into any material contract with a value of over RMB100,000 (except in the ordinary course of business), or (vi) merge Beijing Niudian with any other entity. In addition, Beijing Niudian undertakes that, without the Company’s prior written consent, it will not, among other things, create any pledge or encumbrance on any of its assets, or transfer or otherwise dispose of its material assets (except in the ordinary course of business). Beijing Niudian and its equity holders shall appoint those individuals recommended by the Company as directors of Beijing Niudian. Beijing Niudian shall provide operating and financial information to the Company at the request of the Company and ensure the continuance of the business. The Exclusive Option Agreement will remain effective until all equity interests in Beijing Niudian held by its equity holders are transferred or assigned to the Company or its designee. Beijing Niudian and its equity holders shall not have any right to terminate the Exclusive Option Agreement.

5)    Spousal Consent Letters

The spouses of each of nominee equity holders signed Spousal Consent Letters to consent that the equity interests in Beijing Niudian held by and registered in the name of the respective nominee equity holders will be disposed of pursuant to the VIE Agreements. These spouses agreed not to assert any rights over the equity interest in Beijing Niudian held by their spouses. In addition, in the event that the spouses obtain any equity interests in Beijing Niudian held by their spouses for any reason, they agreed to be bound by the VIE Agreements.

Risks in relation to the VIE structure

In the opinion of the Company’s management, the VIE Agreements have resulted in the Company having the power to direct activities that most significantly impact the VIE, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIE at its discretion. The Company considers that it has the right to receive all the benefits and assets of the VIE. As the VIE was established as a limited liability company under the PRC law, its creditors do not have recourse to the general credit of the Company for the liabilities of the VIE, and the Company does not have the obligation to assume the liabilities of the VIE.

The Company has determined that the VIE Agreements are in compliance with PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the VIE Agreements; and if the equity holders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the VIE also depends on the rights provided to the Company under the Powers of Attorney to vote on all matters requiring equity holders’ approval in the respective VIE. As noted above, the Company believes these Powers of Attorney are legally enforceable but yet they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements between the Company, Niudian Information, the VIE and its respective equity holders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•	revoke the business license and/or operating licenses of such entities;
•	discontinue or place restrictions or onerous conditions on the Group’s operations;
•	impose fines, confiscate the income from our VIE, or impose other requirements with which the Group may not be able to comply;
•

require the Group to restructure its ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect the Company’s ability to consolidate, derive economic interests from, or exert effective control over the VIE; or

•	restrict or prohibit our use of the proceeds of this offering to finance our business and operations in China.

The imposition of any of the above restrictions or actions may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Company to lose the right to direct the activities of the VIE or the right to receive its economic benefits, the Company would no longer be able to consolidate the VIE. The Company’s management believes that the likelihood to lose the Company’s current ownership structure or the contractual arrangements with the VIE is remote based on the current facts and circumstances.

There is no VIE in which the Company has a variable interest but is not the primary beneficiary. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIE.

The following consolidated assets and liabilities information of the Group’s VIE as of December 31, 2018 and 2019, and consolidated revenues, net (loss) / income and cash flow information for the years ended December 31, 2017, 2018 and 2019, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company and its wholly-owned subsidiaries have been eliminated upon consolidation.

	As of December 31,
	2018	2019
	RMB	RMB
Cash	90,723,253	93,548,349
Short-term investments	120,241,425	310,439,321
Accounts receivable, net	54,424,845	115,228,700
Inventories	142,155,411	178,476,473
Prepayments and other current assets	22,711,514	18,613,814
Amounts due from intercompany	4,262,270	4,303,778
Total current assets	434,518,718	720,610,435

Property, plant and equipment, net	40,580,352	148,937,701
Intangible assets, net	580,667	1,962,530
Land use right, net	—	34,355,936
Other non-current assets	16,805,475	5,961,241
Total assets	492,485,212	911,827,843

Short-term bank borrowings	179,978,003	217,394,132
Accounts payable	249,665,890	258,988,264
Amounts due to intercompany	211,250,230	306,137,760
Advances from customers	20,505,861	7,478,309
Deferred revenue—current	12,666,330	31,105,700
Accrued expenses and other current liabilities	119,242,975	164,442,316
Income taxes payable	—	3,013,805
Total current liabilities	793,309,289	988,560,286
Deferred revenue—non current	234,801	2,171,033
Deferred income tax liability	—	1,265,780
Other non-current liabilities	17,609,842	22,358,968
Total liabilities	811,153,932	1,014,356,067

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenues	769,368,001	1,477,593,628	2,115,501,618
Net (loss) / income	(145,154,084)	(294,156,973)	196,473,033
Net cash (used in) / provided by operating activities	(2,423,156)	14,379,166	284,907,333
Net cash used in investing activities	(55,928,949)	(74,333,070)	(319,696,832)
Net cash provided by financing activities	68,703,310	78,199,492	37,416,129
Effect of foreign currency exchange rate changes on cash	(813,270)	684,791	198,466
Net increase in cash	9,537,935	18,930,379	2,825,096
Cash at the beginning of the year	62,254,939	71,792,874	90,723,253
Cash at the end of the year	71,792,874	90,723,253	93,548,349

The unrecognized revenue-producing assets that are held by the VIE primarily consist of ICP License, Production License for National Industrial Products, trademarks, patents, know-how and customer relationships. None of the assets of the VIE can be used only to settle obligations of VIE. None of the assets of the VIE has been pledged or collateralized. The creditors of the VIE do not have recourse to the general credit of the Company or its consolidated subsidiaries.